Selected Statement of Operations Data (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Selling and marketing expenses:
Selling and marketing expenses	$ 1,250	$ 1,105	$ 1,173
Selling and marketing expense [Member]
Selling and marketing expenses:
Payroll and related expenses	953	911	949
Depreciation and amortization	5	5	4
Travel and conventions	58	71	123
Other	$ 234	$ 118	$ 97